Consolidated Balance Sheet - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	€ 45,459,836	€ 76,589,129
Available-for-sale Financial Assets	0	86,538,195
Financial Assets classified as Loans and Receivables	0	149,059,254
Financial Assets at Fair Value through Profit or Loss	44,581,264	0
Other Financial Assets at Amortized Cost	268,922,724	0
Accounts Receivable	17,732,933	11,234,308
Income Tax Receivables	161,048	654,511
Other Receivables	147,449	84,727
Inventories, Net	245,161	300,753
Prepaid Expenses and Other Current Assets	11,654,880	16,219,761
Total Current Assets	388,905,295	340,680,638
Non-current Assets
Property, Plant and Equipment, Net	3,530,709	3,526,351
Patents, Net	3,938,739	4,669,128
Licenses, Net	2,526,829	2,999,074
In-process R&D Programs	37,019,370	52,158,527
Software, Net	203,807	655,399
Goodwill	3,676,233	7,364,802
Other Financial Assets at Amortized Cost, Net of Current Portion	95,749,059	0
Shares at Fair Value through Other Comprehensive Income	232,000	0
Prepaid Expenses and Other Assets, Net of Current Portion	2,981,716	3,344,292
Total Non-currentAssets	149,858,462	74,717,573
Total Assets	538,763,757	415,398,211
Current Liabilities
Accounts Payable and Accruals	44,760,615	44,811,718
Tax Provisions	208,034	314,944
Other Provisions	160,411	1,185,741
Current Portion of Contract Liability (2017: Current Portion of Deferred Revenue)	794,230	1,388,638
Total Current Liabilities	45,923,290	47,701,041
Non-current Liabilities
Other Provisions, Net of Current Portion	23,166	23,166
Contract Liability, Net of Current Portion (2017: Deferred Revenue, Net of Current Portion)	158,024	306,385
Convertible Bonds due to Related Parties	71,517	87,785
Deferred Tax Liability	3,507,233	7,811,258
Other Liabilities, Net of Current Portion	707,893	797,537
Total Non-currentLiabilities	4,467,833	9,026,131
Total Liabilities	50,391,123	56,727,172
Stockholders' Equity
Common Stock Ordinary Shares Issued (31,839,572 and 29,420,785 for 2018 and 2017, respectively)Ordinary Shares Outstanding (31,558,536 and 29,101,107 for 2018 and 2017, respectively)	31,839,572	29,420,785
Treasury Stock (281,036 and 319,678 shares for 2018 and 2017, respectively), at Cost	(10,398,773)	(11,826,981)
Additional Paid-inCapital	619,908,453	438,557,856
Revaluation Reserve	0	(105,483)
Other Comprehensive Income Reserve	(210,890)	0
Accumulated Deficit	(152,765,728)	(97,375,138)
Total Stockholders' Equity	488,372,634	358,671,039
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 538,763,757	€ 415,398,211